Reverse Recapitalization (Tables)	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of common stock outstanding immediately following consummation of merger
The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

	Shares
Owned by Dynamics’ stockholders	14,915,963
Issued to PIPE Investors	5,060,000
Issued to Bayer in connection with convertible note cancellation and exchange	517,500
Issued to Legacy Senti stockholders	23,163,614	(1)
Early exercised shares subject to repurchase	(288,807)

Total shares of common stock immediately after Merger	43,368,270

(1)	Includes 19,517,988 shares of common stock issued upon conversion of Legacy Senti’s redeemable convertible preferred stock.